Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
July 31, 2020
IVE-QTLY-0920
1.9885311.102

Schedule of Investments July 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 4.4%
Australia & New Zealand Banking Group Ltd.	11,547	$ 148,725
BHP Group Ltd.	7,326	193,079
CSL Ltd.	743	143,921
Macquarie Group Ltd.	1,875	166,052
TOTAL AUSTRALIA		651,777
BERMUDA – 0.9%
Hongkong Land Holdings Ltd.	9,589	36,342
Jardine Matheson Holdings Ltd.	2,475	101,277
TOTAL BERMUDA		137,619
CANADA – 6.1%
Air Canada (a)	5,781	65,212
Canadian Apartment Properties REIT	258	9,355
Canadian Natural Resources Ltd.	4,831	85,223
CGI, Inc. (a)	1,184	84,564
Fairfax Financial Holdings Ltd.	244	76,448
Manulife Financial Corp.	7,091	95,023
Suncor Energy, Inc.	5,039	79,262
Teck Resources Ltd. Class B	11,878	120,332
The Bank of Nova Scotia	3,052	125,338
The Toronto-Dominion Bank	3,720	164,602
TOTAL CANADA		905,359
CAYMAN ISLANDS – 0.6%
CK Asset Holdings Ltd.	16,500	91,653
TOTAL CAYMAN ISLANDS		91,653
DENMARK – 2.6%
Novo Nordisk A/S Class B	2,610	172,753
Pandora A/S	3,461	219,848
TOTAL DENMARK		392,601
FRANCE – 10.1%
Atos SE (a)	1,505	128,847
Capgemini SE	1,120	145,022
Cie de Saint-Gobain (a)	4,875	179,685
Peugeot S.A. (a)	7,966	128,486
Publicis Groupe S.A.	4,432	142,813
Renault S.A. (a)	4,309	102,188
Sanofi	1,783	186,699
Schneider Electric SE	2,154	250,228
Societe Generale S.A. (a)	6,147	94,378
TOTAL S.A.	3,817	141,276
TOTAL FRANCE		1,499,622
GERMANY – 9.2%
Allianz SE	950	197,961
Bayer AG	1,679	111,660

	Shares	Value

Deutsche Lufthansa AG (a)	12,288	$ 108,659
Fresenius Medical Care AG & Co. KGaA (a)	902	79,591
Fresenius SE & Co. KGaA (a)	1,484	74,177
Merck KGaA	545	69,634
RWE AG	4,353	164,615
SAP SE	2,054	324,932
Vonovia SE	3,552	231,769
TOTAL GERMANY		1,362,998
HONG KONG – 2.7%
AIA Group Ltd.	21,200	191,616
BOC Hong Kong Holdings Ltd.	28,500	79,430
CLP Holdings Ltd.	14,000	132,590
TOTAL HONG KONG		403,636
ITALY – 3.3%
Assicurazioni Generali SpA	7,633	114,269
Enel SpA	23,074	210,886
Eni SpA	6,571	58,595
UniCredit SpA (a)	11,077	101,134
TOTAL ITALY		484,884
JAPAN – 24.1%
Astellas Pharma, Inc.	12,900	201,315
Chubu Electric Power Co., Inc.	4,500	53,393
Daiwa House Industry Co. Ltd.	6,700	147,776
FUJIFILM Holdings Corp.	3,100	138,302
Fujitsu Ltd.	1,300	173,612
Haseko Corp.	11,600	136,374
Hitachi Ltd.	4,600	136,090
Honda Motor Co. Ltd.	7,600	181,428
ITOCHU Corp.	8,200	178,379
Japan Tobacco, Inc.	8,100	138,818
JXTG Holdings, Inc.	20,800	72,238
KDDI Corp.	5,600	172,613
Kirin Holdings Co. Ltd.	7,400	142,359
Marubeni Corp.	23,200	106,422
Mitsubishi Corp.	7,600	152,352
Mitsubishi UFJ Financial Group, Inc.	44,300	164,748
Mitsui & Co. Ltd.	10,600	157,802
MS&AD Insurance Group Holdings, Inc.	5,200	129,643
Nikon Corp.	12,600	87,472
Nippon Telegraph & Telephone Corp.	6,000	138,665
Shionogi & Co. Ltd.	3,500	207,193
Showa Denko KK	8,800	181,110
Sony Corp.	3,500	267,341
Sumitomo Corp.	11,600	128,365
TOTAL JAPAN		3,593,810

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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
JERSEY – 0.8%
Glencore PLC (a)	54,739	$ 125,470
TOTAL JERSEY		125,470
LUXEMBOURG – 0.7%
ArcelorMittal S.A. (a)	9,154	101,102
TOTAL LUXEMBOURG		101,102
NETHERLANDS – 5.9%
Fiat Chrysler Automobiles N.V. (a)	13,969	142,388
Heineken Holding N.V.	964	83,614
Koninklijke Ahold Delhaize N.V.	4,622	133,741
NN Group N.V.	3,845	140,948
Randstad N.V.	4,292	206,361
Unilever N.V.	2,972	176,001
TOTAL NETHERLANDS		883,053
NORWAY – 0.4%
Equinor ASA	4,128	61,064
TOTAL NORWAY		61,064
SINGAPORE – 2.7%
Genting Singapore Ltd.	262,800	140,858
Singapore Telecommunications Ltd.	41,500	75,057
Wilmar International Ltd.	53,300	179,571
TOTAL SINGAPORE		395,486
SPAIN – 1.0%
Banco Santander S.A. (a)	47,730	102,079
International Consolidated Airlines Group S.A.	20,552	44,440
TOTAL SPAIN		146,519
SWEDEN – 1.9%
Essity AB Class B (a)	3,236	106,770
Volvo AB Class B (a)	10,053	173,491
TOTAL SWEDEN		280,261
SWITZERLAND – 9.4%
Adecco Group AG	2,343	111,187

	Shares	Value

Credit Suisse Group AG	19,974	$ 213,287
Nestle S.A.	3,946	468,905
Novartis AG	3,288	272,777
Roche Holding AG	936	325,239
TOTAL SWITZERLAND		1,391,395
UNITED KINGDOM – 12.5%
Aviva PLC	32,446	112,298
Babcock International Group PLC	21,101	79,872
Barclays PLC	85,098	112,317
BHP Group PLC	8,176	177,598
British American Tobacco PLC	4,249	140,787
Carnival PLC	5,019	54,452
Centrica PLC	125,830	80,544
GlaxoSmithKline PLC	7,769	155,991
Imperial Brands PLC	4,456	74,627
Legal & General Group PLC	43,918	123,355
Micro Focus International PLC	12,479	45,385
Rio Tinto PLC	3,471	210,245
Royal Dutch Shell PLC Class B	10,623	150,692
Unilever PLC	2,598	155,933
Vodafone Group PLC	125,676	190,616
TOTAL UNITED KINGDOM		1,864,712
TOTAL COMMON STOCKS (Cost $16,567,326)		14,773,021
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $16,567,326)		14,773,021
NET OTHER ASSETS (LIABILITIES) (b) – 0.7%		110,862
NET ASSETS – 100.0%		$ 14,883,883

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Includes $8,800 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	September 2020	$90,680	$339	$339
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$163
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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